Equipment Notes Payable	12 Months Ended
Dec. 31, 2013
Equipment Notes Payable
9.	Equipment Notes Payable

In connection with the Echo transaction, Echo assumed approximately $8,500,000 in non-recourse debt in connection with the acquisition of a portfolio of assets subject to lease. The debt is held by multiple lenders with interest rates ranging from 2.75% to 6.75% and maturity dates through 2018. The loan is secured by the underlying assets of each lease.

The future maturities of the Partnership’s equipment notes payable at December 31, 2013 are as follows:

Years ending December 31,
2014	$3,549,741
2015	2,668,240
2016	1,675,292
2017	608,524
2018	39,542
$8,541,339

SQN AIF IV, GP LLC [Member]
Equipment Notes Payable
9.	Equipment Notes Payable

In connection with the Echo transaction, Echo assumed approximately $8,500,000 in non-recourse debt in connection with the acquisition of a portfolio of assets subject to lease. The debt is held by multiple lenders with interest rates ranging from 2.75% to 6.75% and maturity dates through 2018. The loan is secured by the underlying assets of each lease.

The future maturities of the Fund’s equipment notes payable at December 31, 2013 are as follows:

Years ending December 31,
2014	$3,549,741
2015	2,668,240
2016	1,675,292
2017	608,524
2018	39,542
$8,541,339